Cover	Mar. 17, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 17, 2023
Entity Registrant Name	Amyris, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34885
Entity Tax Identification Number	55-0856151
Entity Address, Address Line One	5885 Hollis Street, Suite 100,
Entity Address, City or Town	Emeryville,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	450-0761
Entity Central Index Key	0001365916
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	AMRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Document Information [Line Items]
Entity Central Index Key	0001365916
Amendment Flag	false
Document Type	8-K